Investment Objectives and Goals - Fundsmith Equity ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUNDSMITH EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fundsmith Equity ETF (the “Fund”) seeks growth.